SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Net Revenues by Product Segment

Net revenues by product segment:

In millions of U.S dollars	December 31, 2012	December 31, 2011	December 31, 2010
Automotive (“APG”)	1,554	1,678	1,420
Digital	1,334	1,839	2,174
Analog, MEMS and Microcontrollers (“AMM”)	3,200	3,377	3,154
Power Discrete Products (“PDP”)	1,015	1,240	1,319
Wireless	1,345	1,552	2,219
Others(1)	45	49	60
Total consolidated net revenues	8,493	9,735	10,346

(1)	Includes revenues from sales of Subsystems, sales of materials and other products not allocated to product segments.

Net Revenues by Product Lines

Net revenues by product segment and by product line :

	December 31, 2012	December 31, 2011	December 31, 2010
In millions of U.S dollars
Automotive (“APG”)	1,554	1,678	1,420
Digital Convergence Group (“DCG”)	888	1,084	1,413
Imaging, Bi-CMOS ASIC and Silicon Photonics Group (“IBP”)	437	722	712
Other Digital	9	33	49
Digital	1,334	1,839	2,174
Analog, MEMS & Sensors (“AMS”)	1,320	1,335	1,106
Industrial & Power Conversion (“IPC”)	733	864	863
Microcontrollers, Memories & Secure MCUs (“MMS”)	1,147	1,175	1,181
Other AMM	—	3	4
Analog, MEMS and Microcontrollers (“AMM”)	3,200	3,377	3,154
Power Discrete Products (“PDP”)	1,015	1,240	1,319
Connectivity (“COS”)	120	233	286
Smartphone and Tablet Solutions (“STS”)	1,102	1,202	1,893
Modems (“MOD”)	129	115	35
Other Wireless	(6)	2	5
Wireless	1,345	1,552	2,219
Others	45	49	60
Total consolidated net revenues	8,493	9,735	10,346

Operating Income (Loss) by Product Segment

Operating income (loss) by product segment:

In millions of U.S dollars	December 31, 2012	December 31, 2011	December 31, 2010
Automotive (“APG”)	129	227	121
Digital	(154)	108	245
Analog, MEMS and Microcontrollers (“AMM”)	418	606	546
Power Discrete Products (“PDP”)	18	139	179
Wireless	(885)	(812)	(483)
Total operating income (loss) of product segments	(474)	268	608
Others(1)	(1,607)	(222)	(132)
Total consolidated operating income (loss)	(2,081)	46	476

(1)

Operating loss of “Others” includes items such as impairment, restructuring charges and other related closure costs including ST-Ericsson plans, unused capacity charges, phase-out and start-up costs, the NXP arbitration award charge and other unallocated expenses such as: strategic or special research and development programs, certain corporate-level operating expenses and other costs that are not allocated to the product segments, as well as operating earnings of the Subsystems and Other Products Group.

Reconciliation to Consolidated Operating Income (Loss)

Reconciliation to consolidated operating income (loss):

In millions of U.S dollars	December 31, 2012	December 31, 2011	December 31, 2010
Total operating income (loss) of product segments	(474)	268	608
Strategic and other research and development programs	(12)	(13)	(18)
Phase-out and start-up costs	—	(8)	(15)
Impairment, restructuring charges and other related closure costs	(1,376)	(75)	(104)
Unused capacity charges	(172)	(149)	(3)
NXP Arbitration award	(54)	—	—
Other non-allocated provisions(1)	7	23	8
Total operating loss Others(2)	(1,607)	(222)	(132)
Total consolidated operating income (loss)	(2,081)	46	476

(1)	Includes unallocated income and expenses such as certain corporate-level operating expenses and other costs/income that are not allocated to the product segments.
(2)

Operating loss of “Others” includes items such as impairment, restructuring charges and other related closure costs including ST-Ericsson plans, unused capacity charges, phase-out and start-up costs, the NXP arbitration award charge and other unallocated expenses such as: strategic or special research and development programs, certain corporate-level operating expenses and other costs that are not allocated to the product segments, as well as operating earnings of the Subsystems and Other Products Group.

Net Revenues

Net revenues

In millions of U.S dollars	December 31, 2012	December 31, 2011	December 31, 2010
The Netherlands	1,524	1,928	1,863
France	189	172	174
Italy	131	157	149
USA	1,014	1,120	1,109
Singapore	3,784	4,945	5,939
Japan	418	497	436
Other countries	1,433	916	676

Total	8,493	9,735	10,346

Property, Plant & Equipment

Property, plant and equipment

In millions of U.S dollars	December 31, 2012	December 31, 2011
The Netherlands	241	124
France	1,222	1,469
Italy	716	812
Other European countries	169	200
USA	18	17
Singapore	441	552
Malaysia	238	303
Other countries	436	443

Total	3,481	3,920